Share Capital and Reserves - Schedule of Warrant Activity (Details) - Warrant [Member]	9 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Warrant Activity [Line Items]
Number of Shares Under Warrants, Balance beginning | shares	544,280
Weighted Average Exercise Price, Balance beginning | $ / shares	$ 20.4
Number of Shares Under Warrants, Warrants Exercisable | shares	509,580
Weighted Average Exercise Price, Warrants Exercisable | $ / shares	$ 30.18
Number of Shares Under Warrants, Warrants Granted | shares
Weighted Average Exercise Price, Warrants Granted | $ / shares
Number of Shares Under Warrants, Exercised | shares	(34,700)
Weighted Average Exercise Price, Exercised | $ / shares
Number of Shares Under Warrants, Expire/Cancelled | shares
Weighted Average Exercise Price, Expire/Cancelled | $ / shares
Number of Shares Under Warrants, Balance ending | shares	509,580
Weighted Average Exercise Price, Balance ending | $ / shares	$ 30.18